Schedule of Investments (unaudited) January 31, 2020	iShares® Europe Developed Real Estate ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Austria — 1.0%
CA Immobilien Anlagen AG	6,658	$293,291

Belgium — 5.6%
Aedifica SA	2,378	321,507
Ascencio	503	30,770
Befimmo SA	2,060	126,700
Cofinimmo SA	2,496	397,761
Intervest Offices & Warehouses NV	2,137	63,468
Leasinvest Real Estate SCA	242	31,780
Montea CVA	1,224	120,994
Retail Estates NV	963	88,364
Warehouses De Pauw CVA	12,102	345,881
Wereldhave Belgium Comm VA	233	21,638
Xior Student Housing NV(a)	1,465	90,105

		1,638,968

Finland — 0.8%
Citycon OYJ	7,455	78,858
Kojamo OYJ	8,381	153,992

		232,850

France — 14.9%
Carmila SA	2,994	58,728
Covivio	4,459	529,725
Gecina SA	5,002	944,564
ICADE	3,074	343,386
Klepierre SA	18,431	627,668
Mercialys SA	5,922	74,684
Unibail-Rodamco-Westfield	13,023	1,769,374

		4,348,129

Germany — 26.4%
ADO Properties SA(b)	2,806	86,572
alstria office REIT AG	15,303	303,732
Aroundtown SA	85,767	811,321
Deutsche EuroShop AG	4,937	134,810
Deutsche Wohnen SE	34,552	1,462,698
Grand City Properties SA	10,642	272,665
Hamborner REIT AG	6,750	75,626
LEG Immobilien AG	6,678	824,053
Sirius Real Estate Ltd.	91,206	108,686
TAG Immobilien AG	12,200	321,777
TLG Immobilien AG	8,955	306,153
Vonovia SE	52,467	2,996,739

		7,704,832

Ireland — 0.6%
Hibernia REIT PLC	66,141	100,564
Irish Residential Properties REIT PLC	41,932	77,046

		177,610

Italy — 0.1%
Immobiliare Grande Distribuzione SIIQ SpA	4,826	32,089

Netherlands — 1.1%
Eurocommercial Properties NV	4,648	116,205
NSI NV	1,719	93,726
Vastned Retail NV	1,676	45,133
Wereldhave NV	3,860	71,009

		326,073

Norway — 0.9%
Entra ASA(b)	16,165	276,379

Security	Shares	Value

Spain — 3.1%
Inmobiliaria Colonial Socimi SA	31,386	$420,514
Lar Espana Real Estate Socimi SA	6,188	45,808
Merlin Properties Socimi SA	31,962	453,380

		919,702

Sweden — 11.5%
Atrium Ljungberg AB, Class B	4,440	107,330
Castellum AB	26,073	640,014
Catena AB	2,426	104,957
Dios Fastigheter AB	8,189	75,445
Fabege AB	25,483	437,158
Fastighets AB Balder, Class B(c)	9,363	444,319
Hufvudstaden AB, Class A	10,572	209,276
Klovern AB, Class B	48,690	122,146
Kungsleden AB	18,229	194,041
Nyfosa AB(c)	15,385	150,520
Pandox AB	8,527	190,203
Samhallsbyggnadsbolaget i Norden AB	92,924	228,968
Wallenstam AB, Class B	15,735	205,857
Wihlborgs Fastigheter AB	12,809	245,319

		3,355,553

Switzerland — 6.8%
Allreal Holding AG, Registered	1,357	281,404
Hiag Immobilien Holding AG	272	30,600
Mobimo Holding AG, Registered	625	201,540
PSP Swiss Property AG, Registered	3,788	572,648
Swiss Prime Site AG, Registered	7,257	886,385

		1,972,577

United Kingdom — 26.9%
Assura PLC	228,170	234,002
Big Yellow Group PLC	14,798	229,984
BMO Commercial Property Trust	50,507	73,503
BMO Real Estate Investments Ltd.	23,814	26,808
British Land Co. PLC (The)	89,897	657,214
Capital & Counties Properties PLC	71,015	228,039
Civitas Social Housing PLC	59,866	78,126
Custodian REIT PLC	36,292	54,346
Derwent London PLC	9,688	524,877
Empiric Student Property PLC	56,379	73,576
GCP Student Living PLC	40,003	106,255
Grainger PLC	58,104	226,868
Great Portland Estates PLC	24,520	300,985
Hammerson PLC	74,064	227,871
Hansteen Holdings PLC	39,863	61,270
Helical PLC	9,590	60,679
Impact Healthcare REIT PLC	20,667	29,423
Intu Properties PLC(a)(c)	85,581	19,235
Land Securities Group PLC	68,869	851,546
LondonMetric Property PLC	78,561	235,908
LXI REIT PLC	50,059	89,743
NewRiver REIT PLC	29,101	72,119
Phoenix Spree Deutschland Ltd.	8,048	33,895
Picton Property Income Ltd. (The)	52,722	70,888
Primary Health Properties PLC	116,203	241,103
RDI REIT PLC	24,749	43,064
Regional REIT Ltd.(b)	36,105	55,399
Safestore Holdings PLC	19,766	209,747
Schroder REIT Ltd.	50,587	35,209
Segro PLC	105,430	1,265,532
Shaftesbury PLC	21,510	254,907

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Europe Developed Real Estate ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Standard Life Investment Property Income Trust Ltd.	38,982	$50,718
Target Healthcare REIT PLC	44,045	69,672
Triple Point Social Housing REIT PLC(b)	30,289	39,528
Tritax Big Box REIT PLC	164,910	303,686
UK Commercial Property REIT Ltd.	63,478	72,548
UNITE Group PLC (The)	27,651	463,638
Workspace Group PLC	12,844	205,881

		7,877,792

Total Common Stocks — 99.7% (Cost: $27,281,984)		29,155,845

Short-Term Investments

Money Market Funds — 0.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.78%(d)(e)(f)	128,820	128,898
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.50%(d)(e)	12,000	12,000

		140,898

Total Short-Term Investments — 0.5% (Cost: $140,862)		140,898

Total Investments in Securities — 100.2% (Cost: $27,422,846)		29,296,743

Other Assets, Less Liabilities — (0.2)%		(55,434)

Net Assets — 100.0%		$29,241,309

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Non-income producing security.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended January 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 04/30/19	Net Activity	Shares Held at 01/31/20	Value at 01/31/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	151,626	(22,806)	128,820	$128,898	$6,976	(b)	$143		$(10)
BlackRock Cash Funds: Treasury, SL Agency Shares	10,859	1,141	12,000	12,000	256		—		—

				$140,898	$7,232		$143		$(10)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	2	03/20/20	$81	$(2,655)

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Europe Developed Real Estate ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$29,155,845	$—	$—	$29,155,845
Money Market Funds	140,898	—	—	140,898

	$29,296,743	$—	$—	$29,296,743

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(2,655)	$—	$—	$(2,655)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

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